Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Description of Derivative Instruments

At December 31, the Company’s derivatives were reported in its consolidated balance sheets as follows (in millions):

Classification	Balance Sheet Location	2012	2011
Derivatives designated as cash flow hedges
Assets:
Fuel contracts due within one year	Receivables	$7	$77

Liabilities:
Fuel contracts due within one year	Current liabilities: Other	$2	$4

Derivatives not designated as hedges
Assets:
Fuel contracts due within one year	Receivables	$44	$—

Liabilities:
Fuel contracts due within one year	Current liabilities: Other	$2	$—
Fuel contracts with maturities greater than one year	Other liabilities and deferred credits: Other	1	—

Total liabilities		$3	$—

Total derivatives
Assets:
Fuel contracts due within one year	Receivables	$51	$77

Liabilities:
Fuel contracts due within one year	Current liabilities: Other	$4	$4
Fuel contracts with maturities greater than one year	Other liabilities and deferred credits: Other	1	—

Total liabilities		$5	$4

Schedule of Gains (Losses) on Derivative Instruments

The following tables present the fuel hedge gains (losses) recognized during the periods presented and their classification in the financial statements (in millions):

Fuel derivatives designated as cash flow hedges	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)		Gain (Loss) Reclassified from AOCI into Income (Fuel Expense) (Effective Portion)		Amount of Loss Recognized in Nonoperating Expense (Ineffective Portion)
	2012	2011	2012	2011	2012	2011
	$(51)	$163	$(141)	$503	$(1)	$(59)

Fuel derivatives not designated as cash flow hedges	Aircraft Fuel			Nonoperating Income (Expense)			Total Gain (Loss)
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	$—	$—	$(35)	$38	$—	$—	$38	$—	$(35)

Schedule of Derivative Credit Risk and Fair Value

The following table presents information related to the Company’s derivative credit risk as of December 31 (in millions):

	2012	2011
Net derivative assets with counterparties	$46	$73
Collateral held by the Company (a)	—	—
Potential loss related to the failure of the Company’s counterparties to perform	46	73

(a)	Classified as an other current liability.